EQUITY-ACCOUNTED INVESTEES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTEES
Investment in joint venture	€ 0
Advanced Energy Storage Systems Investment Company (AES)
EQUITY-ACCOUNTED INVESTEES
Percent of ownership interest in joint ventures	51.30%	51.30%
SCHMID AVACO Korea Co. Ltd. (SAK)
EQUITY-ACCOUNTED INVESTEES
Percent of ownership interest in joint ventures	50.00%	50.00%